Agreements with Glencore AG and Logistica U.S. Terminals, LLC (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2014	Mar. 10, 2014	Feb. 28, 2014
Agreements with Glencore AG and Logistica U.S. Terminals, LLC
Company will be required to provide Logistica with a greater percentage of profits commensurate with and equivalent to Logistica's loss of profit share				5.00%
Price of the Platts 62% FE CFR China iron index price at inception of the Glencore Purchase Contract (in Dollars)	$ 39.60		$ 121.24
Either party may terminate the Logistica Master Services Agreement after receipt of written notice following a breach by the other party that remains uncured (in Days)				60
As additional compensation for entering into the Processing Agreement, the Company issued shares of common stock to a designee of Logistica under the Company's 2005 Stock Incentive Plan (in Shares)				4,000,000
The fair value of the shares of common stock issued to a designee of Logistica (in Dollars)				$ 800,000
The shares vested immediately upon grant and the value of the shares was expensed in full (in Dollars)		$ 800,000
Either party may terminate the Logistica Processing Agreement after receipt of written notice following a breach by the other party that remains uncured (in Days)				60